Equity Instruments - Fair Value Assumptions (Details) - Redeemable convertible preferred stock warrants	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Expected volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	0.55	0.35	0.35	0.41
Expected volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	0.65	0.45	0.45	0.54
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	0.001	0.001	0.001	0.016
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	0.005	0.008	0.008	0.019
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	0	0	0	0